Principal Funds, Inc.

Supplement dated October 9, 2015
to the Statutory Prospectus dated December 31, 2014
(as supplemented on January 9, 2015, February 2, 2015, March 13, 2015, June 12, 2015, August 24, 2015, September 18, 2015, and September 24, 2015)

This supplement updates information contained in the Statutory Prospectus. Please retain this supplement for future reference.

FUND SUMMARY FOR BOND MARKET INDEX

On or about October 2, 2015, in the Management section, under Sub-Advisor and Portfolio Managers, delete the current portfolio managers and add the following:

Paul Benson (since 2015), Managing Director, Head of Fixed Income Portfolio Management
David C. Kwan (since 2009), Managing Director, Fixed Income Strategies
Gregg Lee (since 2010), Vice President, Senior Portfolio Manager, Fixed Income
Nancy Rogers (since 2015), Director, Senior Portfolio Manager, Fixed Income
Stephanie Shu (since 2015), Director, Senior Portfolio Manager, Fixed Income

MANAGEMENT OF THE FUNDS

The Sub-Advisors

On or about October 2, 2015, in the Sub-Advisor: Mellon Capital Management Corporation, section, add the following to the alphabetical list of portfolio managers:

Paul Benson joined Mellon Capital in 2005. He earned a B.A. from the University of Michigan, Ann Arbor. He has earned the right to use the Chartered Financial Analyst designation.

Nancy G. Rogers joined Mellon Capital in 1987. She earned a B.S. in Marketing and Finance from Drexel University and an M.B.A.from Drexel University. She has earned the right to use the Chartered Financial Analyst designation.

Stephanie Shu joined Mellon Capital in 2001. She earned a B.S. in Operations Research and Statistics from Fudan University, Shanghai, China and an M.S. from Texas A&M  University. She has earned the right to use the Chartered Financial Analyst designation.

On or about October 2, 2015, delete references to Zandra Zelaya in the Sub-Advisor: Mellon Capital Management Corporation, section.

PURCHASE OF FUND SHARES

Procedures for Opening an Account and Making an Investment

Class J Shares

Delete and replace the first sentence after the bullet points with the following:

Class J shares are also available through an online IRA rollover tool on www.principalfunds.com.